CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME [Abstract]
Profit/(Loss) for the period	$ (398,874)	$ (382,605)
Items that will not be reclassified to profit or loss:
Other comprehensive income that will not be reclassified to profit or loss, before tax	0	0
Items that are or may be reclassified subsequently to profit or loss:
Other comprehensive income that will be reclassified to profit or loss, before tax	0	0
Other comprehensive income, net of tax	0	0
Total comprehensive income for the period	(398,874)	(382,605)
Attributable to:
Owners of the Company	(398,874)	(382,605)
Non-controlling interest	$ 0	$ 0